LOANS, FINANCING AND DEBENTURES - Breakdown (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) installment	Dec. 31, 2016 BRL (R$)	Dec. 30, 2014
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,620,955	R$ 2,542,975
Noncurrent	2,320,147	3,126,792
Total	3,941,102	5,669,767
Home currency
LOANS, FINANCING AND DEBENTURES
Current	1,478,656	1,480,382
Noncurrent	2,237,192	2,901,521
Total	3,715,848	4,381,903
Foreign currency
LOANS, FINANCING AND DEBENTURES
Current	142,299	1,062,593
Noncurrent	82,955	225,271
Total	225,254	1,287,864
Loans and financing | Home currency
LOANS, FINANCING AND DEBENTURES
Current	820,468	711,848
Noncurrent	1,456,624	2,158,303
Total	2,277,092	2,870,151
Loans and financing | Foreign currency
LOANS, FINANCING AND DEBENTURES
Current	142,299	1,062,593
Noncurrent	82,955	225,271
Total	225,254	1,287,864
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	371,946	363,734
Noncurrent	213,958	567,110
Total	585,904	930,844
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | Foreign currency
LOANS, FINANCING AND DEBENTURES
Current	142,299	136,850
Noncurrent	82,955	225,271
Total	R$ 225,254	362,121
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | TJLP | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | TJLP | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	4.08%
Financing - BNDES FINEM - Contract 11.2.0814.1 maturing 7/15/2019 | ECM | Foreign currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	2.38%
Financing - BNDES FINEM - Contract 08.2.1073.1 maturing 7/15/2017 | Home currency
LOANS, FINANCING AND DEBENTURES
Current		29,319
Total		29,319
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 184,007	182,737
Noncurrent	303,560	480,510
Total	R$ 487,567	663,247
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | TJLP | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 8/15/2020 | TJLP | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	3.38%
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 11/15/2019 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 14,654	14,686
Noncurrent	13,377	27,971
Total	R$ 28,031	42,657
Financing - BNDES FINEM - Contract 11.2.0963.1 maturing 11/15/2019 | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	5.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 101,879	7,596
Noncurrent	413,552	499,442
Total	R$ 515,431	507,038
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)			0.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	0.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | TJLP | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	3.12%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 37,061	12,320
Noncurrent	132,092	163,222
Total	R$ 169,153	175,542
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	4.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%) | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	6.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 70,426	1,408
Noncurrent	305,952	340,600
Total	R$ 376,378	342,008
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | TJLP | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)			3.12%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Selic
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)			2.32%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Selic | Home currency
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	2.32%
Financing - BNDES PSI maturing 1/15/2023 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 25,405	92,508
Noncurrent	19,413	44,698
Total	R$ 44,818	137,206
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	2.50%
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	5.50%
Financing - BNB maturing 8/18/2022 | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 15,090	7,540
Noncurrent	54,720	34,750
Total	R$ 69,810	42,290
Bank guarantee (in percent)	100.00%
Number of installments | installment	3
Remaining balances	R$ 11,722	10,773
Financing - BNB maturing 8/18/2022 | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	7.06%
Financing - BNB maturing 8/18/2022 | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)	10.00%
Financing - Suppliers | Home currency
LOANS, FINANCING AND DEBENTURES
Current	R$ 607,152	722,591
Total	R$ 607,152	722,591
Financing - Suppliers | Home currency | Minimum
LOANS, FINANCING AND DEBENTURES
CDI, as percentage	101.40%
Financing - Suppliers | Home currency | Maximum
LOANS, FINANCING AND DEBENTURES
CDI, as percentage	109.40%
Finance lease
LOANS, FINANCING AND DEBENTURES
Current	R$ 51,036	45,943
Noncurrent	334,424	328,485
Finance lease | Home currency
LOANS, FINANCING AND DEBENTURES
Current	51,036	45,943
Noncurrent	334,424	328,485
Total	385,460	374,428
Contingent consideration | Home currency
LOANS, FINANCING AND DEBENTURES
Noncurrent	446,144	414,733
Total	R$ 446,144	414,733
Resolution 4131 - Scotiabank and Bank of America | Foreign currency
LOANS, FINANCING AND DEBENTURES
Current		925,743
Total		R$ 925,743